Derivative Instruments - Summary of Effect of Fair Value and Cash Flow Hedge Accounting on Consolidated Statement of Income (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instrument Detail [Abstract]
Gains (losses) recognized in earnings related discontinuance of cash flow hedges	$ 36	$ 53	$ 41
OCI, Cash Flow Hedge, Reclassification for Discontinuance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax